FINANCIAL ASSETS AT AMORTISED COST (Tables) - Financial assets at amortised cost, category [member]	12 Months Ended
Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Tables) [Line Items]
Disclosure of loans and advances to customers [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					474,699
Adjustment on adoption of IFRS 9 (note 54)					(10,460)
At 1 January 2018	403,881	37,245	5,140	17,973	464,239
Exchange and other movements	958	32	–	–	990
Additions (repayments)	34,942	(2,187)	(2,074)	(2,609)	28,072
Transfers to Stage 1	19,524	(19,501)	(23)		–
Transfers to Stage 2	(15,743)	15,996	(253)		–
Transfers to Stage 3	(2,031)	(2,220)	4,251		–
	1,750	(5,725)	3,975		–
Recoveries	–	–	553	27	580
Disposal of businesses	–	(4,020)	(277)	–	(4,297)
Financial assets that have been written off during the year			(1,576)	–	(1,576)
At 31 December 2018	441,531	25,345	5,741	15,391	488,008
Allowance for impairment losses	(525)	(994)	(1,553)	(78)	(3,150)
Total loans and advances to customers	441,006	24,351	4,188	15,313	484,858

Disclosure of loans and advances to banks [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					6,611
Adjustment on adoption of IFRS 9 (note 54)					(2,364)
At 1 January 2018	4,245	2	–	–	4,247
Exchange and other movements	(29)	1	–	–	(28)
Additions (repayments)	2,066	–	–	–	2,066
At 31 December 2018	6,282	3	–	–	6,285
Allowance for impairment losses	(2)	–	–	–	(2)
Total loans and advances to banks	6,280	3	–	–	6,283

Disclosure of debt instruments [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					3,669
Adjustment on adoption of IFRS 9 (note 54)					(329)
At 1 January 2018	3,291	–	49	–	3,340
Exchange and other movements	77	–	(14)	–	63
Additions (repayments)	1,870	–	–	–	1,870
Financial assets that have been written off during the year			(29)	–	(29)
At 31 December 2018	5,238	–	6	–	5,244
Allowance for impairment losses	–	–	(6)	–	(6)
Total debt securities	5,238	–	–	–	5,238
Total financial assets at amortised cost	452,524	24,354	4,188	15,313	496,379